Fair value option (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2025	2024
Assets of consolidated investment management funds:
Trading assets	$841	$846
Other assets	23	45
Total assets of consolidated investment management funds	$864	$891
Liabilities of consolidated investment management funds:
Other liabilities	$1	$5
Total liabilities of consolidated investment management funds	$1	$5